Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Coal generation | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
PP&E useful life		2 years
Coal generation | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
PP&E useful life		14 years
Gas generation | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
PP&E useful life		2 years
Gas generation | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
PP&E useful life		30 years
Hydro | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
PP&E useful life		3 years
Hydro | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
PP&E useful life		60 years
Wind Generation | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
PP&E useful life		3 years
Wind Generation | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
PP&E useful life		30 years
Mining property and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
PP&E useful life		2 years
Mining property and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
PP&E useful life		14 years
Capital spares and other | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
PP&E useful life		2 years
Capital spares and other | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
PP&E useful life		30 years
Facilities | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
PP&E useful life	30 years
Facilities | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
PP&E useful life	60 years
Computer software | Minimum
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful life		2 years
Computer software | Maximum
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful life		7 years
Power sale contracts | Minimum
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful life		5 years
Power sale contracts | Maximum
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful life		20 years